TRADE ACCOUNTS RECEIVABLE, NET - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
Trade accounts receivable	$ 30,231	$ 15,397	$ 29,135
Allowance for expected credit losses	(422)	(447)	(297)
Trade accounts receivable, net	$ 29,809	$ 14,950	$ 28,838